Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock,$0.00001 par value per share, reserved forfuture issuance under the Carlsmed, Inc.2025 Equity Incentive Plan
Amount Registered | shares	1,333,212
Proposed Maximum Offering Price per Unit	11.52
Maximum Aggregate Offering Price	$ 15,358,602
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,121.02
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of the Registrant’s common stock, $0.00001 par value per share (the “Common Stock”) that become issuable under the 2019 Stock Incentive Plan (the “2019 Plan”), the 2025 Equity Incentive Plan (the “2025 Plan”) and the 2025 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of Common Stock.
(2)
Represents 1,333,212 shares of Common Stock reserved for future grant under the 2025 Plan, which represents shares of Common Stock that were added to the shares available for future sale and issuance under the 2025 Plan pursuant to the "evergreen" provision of the 2025 Plan.
(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated based on the average of the high and low sales prices per share of Common Stock on the Nasdaq Stock Market LLC on February 18, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share, reserved for future issuance under the Carlsmed, Inc. 2025 Employee Stock Purchase Plan
Amount Registered | shares	266,642
Proposed Maximum Offering Price per Unit	11.52
Maximum Aggregate Offering Price	$ 3,071,716
Fee Rate	0.01381%
Amount of Registration Fee	$ 424.2
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of the Registrant’s common stock, $0.00001 par value per share (the “Common Stock”) that become issuable under the 2019 Stock Incentive Plan (the “2019 Plan”), the 2025 Equity Incentive Plan (the “2025 Plan”) and the 2025 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of Common Stock.
(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated based on the average of the high and low sales prices per share of Common Stock on the Nasdaq Stock Market LLC on February 18, 2026.
(4)
Represents 266,642 shares of Common Stock reserved for future grant under the 2025 ESPP, which represents shares of Common Stock that were added to the shares available for future sale and issuance under the ESPP pursuant to the "evergreen" provision of the ESPP.